Income taxes	12 Months Ended
Mar. 31, 2014
Income taxes

11.    Income taxes:

Total income taxes recognized for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Income from continuing operations	¥583,227	¥473,954	¥486,546
Other comprehensive income (loss) (Note 13)	(21,663)	51,350	98,130

Total income taxes	¥561,564	¥525,304	¥584,676

Substantially all of NTT Group’s income before income taxes and equity in earnings (losses) of affiliated companies for all periods presented and the related income tax expenses (benefits) are related to domestic operations. During the fiscal year ended March 31, 2012, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 30%, a Corporate Inhabitant Tax of approximately 6% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 41%. During the fiscal years ended March 31, 2013, and 2014, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 28.05%, a Corporate Inhabitant Tax of approximately 5% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 38%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipalities.

The “Act to Amend Sections of the Income Tax Act for Tax Reform in Accordance with Changes to the Economic Social Structure” and the “Act on Special Measures for Reconstruction and Rehabilitation in Response to the Great East Japan Earthquake” were enacted on November 30, 2011. Income tax rates have been adjusted from consolidated accounting periods that begin on or after April 1, 2012. The aggregate statutory income tax rate has declined from approximately 41% to approximately 38% for the fiscal years ending March 31, 2013-2015, and then to approximately 36% for fiscal years ending March 31, 2016 and thereafter. As a result of this change in the income tax rate, net deferred tax assets existing on the enactment date decreased by ¥89,936 million, and these adjustments are included in “Income tax expense (benefit) Deferred” in the consolidated statements of income for the fiscal year ended March 31, 2012. Net income attributable to NTT decreased ¥80,232 million for the fiscal year ended March 31, 2012.

The “Law Revising a Portion of the Income Tax Act” and other laws were enacted on March 20, 2014, changing, among other things, the tax rates for consolidated accounting fiscal years starting on or after April 1, 2014. Due to this change, the statutory tax rate applied to the calculation of the amount of deferred tax assets and liabilities in relation to the temporary difference anticipated to be resolved in the fiscal year ended March 31, 2015 was lowered from approximately 38% to approximately 36%. As a result, net deferred income taxes decreased by ¥12,583 million, which amount is included in “Income tax expenses (benefit): Deferred” in the consolidated statements of income. Net income attributable to NTT decreased ¥9,595 million.

NTT files a consolidated tax return with its wholly owned subsidiaries for National Corporate Tax purposes. The realizable amounts of deferred tax assets related to National Corporate Tax are assessed on the basis of the projected future taxable income of NTT and its wholly owned subsidiaries. As of March 31, 2014, NTT had 94 wholly owned subsidiaries in Japan, including NTT East, NTT West and NTT Communications.

Reconciliations of the difference between the actual effective income tax rate of NTT Group and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2012	2013	2014
Statutory tax rate	40.65%	37.98%	37.98%
Expenses not deductible for tax purposes	0.39	1.04	0.15
Research and other tax credits	(1.47)	(1.62)	(1.40)
Net change in valuation allowance	(0.27)	0.95	(0.36)
Effect of changes in the enacted tax rates	6.99	0.77	1.45
Equity in earnings (losses) of affiliated companies	(0.37)	(0.63)	(1.57)
Other	1.14	1.08	1.34

Effective tax rate	47.06%	39.57%	37.59%

Significant components of deferred tax assets and liabilities at March 31, 2013 and 2014 are as follows:

	2013	2014
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥543,520	¥474,772
Accrued enterprise tax	21,045	18,241
Property, plant and equipment and intangible assets	382,626	381,764
Compensated absences	94,207	87,973
Accrued bonus	41,941	37,494
Unamortized purchases of leased assets	7,956	7,644
Operating loss carryforwards	170,523	197,012
Accrued liabilities for loyalty programs	80,389	61,818
Deferred revenues regarding Nikagetsu Kurikoshi	16,769	13,000
Foreign currency translation adjustments	22,282	12,678
Investments in affiliates	59,009	91,338
Other	117,468	148,903

Total gross deferred tax assets	1,557,735	1,532,637
Less—Valuation allowance	(253,693)	(259,921)

Total deferred tax assets	1,304,042	1,272,716

Deferred tax liabilities:
Unrealized gains on securities	(30,232)	(40,267)
Investment in subsidiary, principally arising upon issuance of stock	(301,832)	(300,554)
Property, plant and equipment and intangible assets	(155,352)	(216,869)
Other	(43,200)	(71,631)

Total gross deferred tax liabilities	(530,616)	(629,321)

Net deferred tax assets	¥773,426	¥643,395

The valuation allowance at March 31, 2013 and 2014 mainly related to deferred tax assets of NTT and certain subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net change in the total valuation allowance for the year ended March 31, 2012 was a decrease of ¥32,401 million, and for the year ended March 31, 2013 was an increase of ¥11,535 million, for the year ended March 31, 2014 was an increase of ¥6,228 million.

The change in the valuation allowance for the year ended March 31, 2014 included the impact of a ¥17,937 million decrease mainly as a result of a change in the estimate of the realizability of NTT America’s deferred tax assets in connection with its acquisitions. The changes in estimates of the subsequent realization of deferred tax assets for the years ended March 31, 2012 and 2013 were ¥11,319 million and ¥6,534 million respectively.

Realization of the deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible and loss carryforwards are utilizable. Management considers the projected future taxable income, tax-planning strategies and scheduled reversal of deferred tax liabilities in making this assessment. Realization of the deferred tax assets is substantially dependent upon continued profitability and NTT anticipates that it will continue to generate substantial income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets, less valuation allowance, will be realized. The amount of such net assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Net deferred tax assets at March 31, 2013 and 2014 are included in the consolidated balance sheets as follows:

	2013	2014
	Millions of yen
Deferred income taxes (current assets)	¥224,194	¥220,662
Deferred income taxes (investments and other assets)	752,828	661,500
Other current liabilities	(4,772)	(5,616)
Deferred income taxes (long-term liabilities)	(198,824)	(233,151)

Total	¥773,426	¥643,395

At March 31, 2014, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥744,401 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2014	Millions of yen
Within 5 years	¥169,866
6 to 20 years	466,836
Indefinite periods	112,995

Total	¥749,697

At March 31, 2013 and 2014, the amount of unrecognized deferred tax liabilities for a portion of the undistributed earnings of NTT’s foreign subsidiaries was immaterial.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2013
Millions of yen
Balance at March 31, 2012	¥4,535
Increase in tax position of current year	450
Decrease in tax position of prior year	(1,080)
Reductions as a result of a lapse of the applicable statute of limitations	—
Foreign currency translation adjustments	451

Balance at March 31, 2013	¥4,356

2014
Millions of yen
Balance at March 31, 2013	¥4,356
Increase in tax position of current year	1,036
Decrease in tax position of prior year	(814)
Reductions as a result of a lapse of the applicable statute of limitations	(7)
Foreign currency translation adjustments	812

Balance at March 31, 2014	¥5,383

The unrecognized tax benefit which would favorably affect the effective income tax rate in future periods was ¥4,356 million and ¥5,383 million at March 31, 2013 and 2014, respectively. NTT does not expect any material changes in its accrued liabilities for unrecognized tax benefits in the next 12 months. NTT Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense (benefit) in the consolidated statements of income. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2012, 2013 and 2014 were immaterial. As of March 31, 2014, tax inquiries for NTT and its principal subsidiaries for fiscal years ended March 31, 2011 and prior have been completed by the tax authorities.